Segment Information and Major Customers	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Information and Major Customers [Abstract]
Segment Reporting Disclosure [Text Block]

3. Segment Information and Major Customers

The Company views its operations and manages its business as one reportable segment, providing language translation solutions to a variety of companies, primarily in its targeted vertical markets. Factors used to identify the Company’s single operating segment include the financial information available for evaluation by the chief operating decision maker in making decisions about how to allocate resources and assess performance. The Company markets its products and services through its headquarters in the United States and its wholly-owned subsidiaries operating in Ireland, Spain, Singapore, and Brazil.
Net sales per geographic region, based on the billing location of the end customer, are summarized below.

	Three Months Ended June 30,
	2014		2013
	Sales	Percent	Sales	Percent
United States	$5,057	70%	$3,965	65%
Asia	328	4%	364	6%
Europe	1,513	21%	1,491	24%
Other International	342	5%	313	5%
Total Sales	$7,240	100%	$6,133	100%

	Six Months Ended June 30,
	2014		2013
	Sales	Percent	Sales	Percent
United States	$9,798	73%	$7,757	67%
Asia	517	4%	663	6%
Europe	2,587	19%	2,588	22%
Other International	492	4%	649	6%
Total Sales	$13,394	100%	$11,657	100%
For the six months ended June 30, 2013, one foreign country, Spain, accounted for 10% of net revenues. For all other periods presented no single foreign country accounted for 10% or more of net revenues.

4. Segment Information and Major Customers

The Company views its operations and manages its business as one reportable segment, providing language translation solutions to a variety of companies, primarily in its targeted vertical markets. Factors used to identify the Company’s single operating segment include the financial information available for evaluation by the chief operating decision maker in making decisions about how to allocate resources and assess performance. The Company markets its products and services through its headquarters in the United States and its wholly-owned subsidiaries operating in Ireland, Spain, Singapore, and Brazil.
Net sales per geographic region, based on the billing location of the end customer, are summarized below.

	Years Ended December 31,
	2013		2012
	Sales	Percent	Sales	Percent
United States	$16,338	68%	$14,419	70%
Asia	1,218	5%	960	5%
Europe	5,309	22%	4,319	21%
Other International	1,096	5%	813	4%
Total Sales	$23,961	100.0%	$20,511	100%
One foreign country, Spain, accounted for 10% of consolidated revenue in 2013 and 11% in 2012.